Condensed Consolidated Interim Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Consolidated Interim Balance Sheets [Abstract]
Accounts receivable trade	$ 3,343,778	$ 288,340
Allowance for doubtful accounts	$ 382,120	$ 796,540	$ 615,000